Wilson Sonsini Goodrich & Rosati professional corporation
January 9, 2008
VIA OVERNIGHT MAIL
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington DC 20549
     Re: Registration Statement on Form S-1 for Omeros Corporation
Ladies and Gentlemen:
     Transmitted herewith is the Registration Statement on Form S-1 (the “Registration Statement”), together with certain exhibits thereto, filed pursuant to the Securities Act of 1933, as amended (the “Act”), by Omeros Corporation, a Washington corporation (“Omeros”). The Registration Statement registers shares of Omeros’ Common Stock to be offered in an initial public offering. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by Omeros for five years. Please be advised that the $4,519.50 registration fee for the Registration Statement was previously transferred to the Commission’s account by federal wire transfer as required pursuant to Rule 13(c) of Regulation S-T.
     We respectfully request that you provide us with a letter of comments (if any) regarding the Registration Statement at your earliest convenience. Please note that Omeros intends to include the numbers in the 2007 Director Compensation, Summary Compensation and Grant of Plan-Based Awards tables now designated by asterisks in the first amendment to the Form S-1 after completion of the audit of Omeros' 2007 Financial Statements.
     Please note that, concurrently with this filing, Omeros has submitted a request for confidential treatment pursuant to Rule 406 relating to an exhibit to the Registration Statement.
     If you should have any questions regarding the above or the Registration Statement, please do not hesitate to call the undersigned or Mark J. Handfelt of this office at (206) 883-2500. We look forward to hearing from you soon.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI, Professional Corporation

/s/ Craig Sherman

Craig Sherman, Esq.

cc:	Gregory A. Demopulos, M.D.
Omeros Corporation

Mark J. Handfelt, Esq.
Wilson Sonsini Goodrich & Rosati, Professional Corporation

Jonathan E. Kahn, Esq.
Morrison & Foerster LLP
701 Fifth Avenue, Suite 5100, Seattle, WA 98104-7036 • 206.883.2500 Tel • 206.883.2699 Fax • www.wsgr.com austin • mclean • new york • palo alto • salt lake city • san francisco• seattle